Revenues - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue from customers contributing more than 10% revenue	$ 199,326,000	$ 127,641,000	$ 33,120,000
Contract assets	0	0
Customer One | Revenue Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Revenue from customers contributing more than 10% revenue	94,016,000	18,979,000
Customer Two | Revenue Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Revenue from customers contributing more than 10% revenue	$ 69,509,000	16,050,000
Customer Three | Revenue Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Revenue from customers contributing more than 10% revenue		$ 5,479,000